Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [line items]
Term deposit	$ 183,345	$ 198,211	$ 202,748
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	34,164	41,497	38,739
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	17,639	24,682	22,498
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	35,906	31,143	30,850
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	79,066	84,548	92,589
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 16,570	$ 16,341	$ 18,072